INCOME TAXES (10-K)	12 Months Ended
Dec. 31, 2010
INCOME TAXES [Abstract]
INCOME TAXES

4.        INCOME TAXES

The valuation allowance against deferred taxes is a sensitive accounting estimate.  The Company follows the guidance of ASC 740, “Income Taxes,” which prescribes the liability method of accounting for deferred income taxes.  Under the liability method, companies establish a deferred tax liability or asset for the future tax effects of temporary differences between book and tax basis of assets and liabilities.

FASB ASC Topic 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The recognition threshold is based on a determination of whether it is more likely than not that a tax position will be sustained upon examination based on the technical merits of the position. Only tax positions that meet the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized.  Management believes the Company has no material uncertain income tax provisions at December 31, 2010 or 2009.

The Company’s Federal income tax returns are periodically audited by the Internal Revenue Service (“IRS”).  In February 2011, the federal income tax return for 2009 of UTG underwent an IRS examination.  The examination was closed with no adjustments to the return.  There is no examination ongoing currently, nor is management aware of any pending examination by the IRS.  The statutes of limitation for the assessments of additional tax are closed for all tax years prior to 2007.  Management believes that adequate provision has been made in the consolidated financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

At December 31, 2010 and 2009, respectively, the Company had gross deferred tax assets of $3,243,631 and $3,971,251 net of valuation allowances of $0 and $147,521, and gross deferred tax liabilities of $16,624,909 and $15,921,505, resulting from temporary differences primarily related to the life insurance subsidiaries.  The valuation allowance in 2009 was from UG that for tax purposes generated a net operating loss of $421,488.  The Company established a deferred tax asset of $147,521 in 2009 relating to the operating loss carryforward.  Also in 2009, the Company established an offsetting allowance of $147,521 for the loss.  The allowances were established as a result of uncertainty in the Company’s ability to utilize the loss carryforwards which is dependent on generating sufficient taxable income prior to expiration of the loss carryforward.  The Company has not experienced any reductions of deferred tax assets due to the lapse of applicable statute of limitations.

The Company classifies interest and penalties on underpayment of income taxes as income tax expense.  No interest or penalties were included in the reported income taxes for the years presented.  Tax years 2007 to current remain subject to examination.  The Company has no agreements of extension of the review period currently in effect.  The Company is not aware of any potential or proposed changes to any of its tax filings.

The companies of the group file separate federal income tax returns except for ACAP, AC, and Imperial Plan, which file a consolidated life/non-life federal income tax return.

Life insurance company taxation is based primarily upon statutory results with certain special deductions and other items available only to life insurance companies.  Income tax expense (benefits) consists of the following components:

	2010	2009

Current tax	$2,710,769	$201,041
Deferred tax	(432,524)	(501,786)
	$2,278,245	$(300,745)

The expense for income differed from the amounts computed by applying the applicable United States statutory rate of 35% before income taxes as a result of the following differences:

	2010	2009

Tax computed at statutory rate	$3,731,405	$(1,923,629)
Changes in taxes due to:
Utilization of capital loss carryforward	0	(344,835)
Valuation allowance	(147,521)	147,521
Minority interest	(276,185)	276,806
Utilization of net operating loss carryforward	0	(667,980)
Small company deduction	(986,502)	(65,862)
Sale of subsidiary	0	2,131,861
Other	(42,952)	145,373
Income tax expense (benefit)	$2,278,245	$(300,745)

The following table summarizes the major components that comprise the deferred tax liability as reflected in the balance sheets:

	2010	2009

Investments	$4,751,156	$3,293,449
Cost of insurance acquired	4,927,048	5,390,705
Deferred policy acquisition costs	194,935	226,634
Management/consulting fees	(80,381)	(178,153)
Future policy benefits	2,671,913	2,635,289
Deferred gain on sale of subsidiary	2,312,483	2,312,483
Other liabilities	(304,229)	(493,837)
Federal tax DAC	(1,091,647)	(1,236,316)
Deferred tax liability	$13,381,278	$11,950,254